Balances and transactions with related parties - Additional information (Details) - RUB (₽) ₽ in Millions	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Balances and transactions with related parties
Benefits of key management and Board of Directors - short-term benefits	₽ 162	₽ 84
Benefits of key management and Board of Directors - share-based payments	₽ 29	₽ 28